Unaudited Information	3 Months Ended
Mar. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Unaudited Information

NOTE 1 – UNAUDITED INFORMATION

The balance sheet of Quarta-Rad, Inc. (the “Company”) as of March 31, 2014, and the statements of operations for the three-month period ended March 31, 2014 and 2013, have not been audited. However, in the opinion of management, such information includes all adjustments (consisting only of normal recurring adjustments), which are necessary to properly reflect the financial position of the Company as of March 31, 2014, and the results of operations for the three-months ended March 31, 2014 and 2013.

Certain information and notes normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted, although management believes that the disclosures are adequate to make the information presented not misleading. Interim period results are not necessarily indicative of the results to be achieved for an entire year. These financial statements should be read in conjunction with the audited financial statements and notes to financial statements as of December 31, 2013 and 2012.